Consolidated Statement of Changes in Shareholders' equity (deficit) of Immatics N.V. - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]	Total equity (deficit) attributable to shareholders of the parent [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2019	€ (40,835)	€ 1,164	€ 190,945	€ (233,194)	€ (770)	€ (41,855)	€ 1,020
Other comprehensive income (loss)	(6,689)				(6,689)	(6,689)
Net profit/(loss)	(211,841)			(211,284)		(211,284)	(557)
Comprehensive income/(loss) for the year	(218,530)			(211,284)	(6,689)	(217,973)	(557)
Reorganization		(833)	833
MD Anderson Share Exchange		7	501			508	(508)
PIPE Financing, net of transaction costs	90,077	104	89,973			90,077
ARYA Merger, net of transaction costs	238,044	180	237,864			238,044
SAR conversion		7	(7)
Total issuance of share capital	328,121	298	328,331			328,629	(508)
Equity-settled share-based compensation	22,908		22,908			22,908
Payments related to share-based compensation awards previously classified as equity-settled	(4,322)		(4,322)			(4,322)
MD Anderson milestone compensation expense	45						€ 45
Ending Balance at Dec. 31, 2020	87,387	629	538,695	(444,478)	(7,459)	87,387
Other comprehensive income (loss)	3,514				3,514	3,514
Net profit/(loss)	(93,335)			(93,335)		(93,335)
Comprehensive income/(loss) for the year	(89,821)			(93,335)	3,514	(89,821)
Equity-settled share-based compensation	26,403		26,403			26,403
Share options exercised	94		94			94
Ending Balance at Dec. 31, 2021	24,063	629	565,192	(537,813)	(3,945)	24,063
Other comprehensive income (loss)	2,464				2,464	2,464
Net profit/(loss)	37,514			37,514		37,514
Comprehensive income/(loss) for the year	39,978			37,514	2,464	39,978
Equity-settled share-based compensation	22,570		22,570			22,570
Share options exercised	311		311			311
Issue of share capital – net of transaction costs	126,242	138	126,104			126,242
Ending Balance at Dec. 31, 2022	€ 213,164	€ 767	€ 714,177	€ (500,299)	€ (1,481)	€ 213,164